Equity-accounted investees - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 179,929	$ 152,528	$ 161,478	$ 296,954
Joint ventures
Disclosure of joint ventures [line items]
Cash and cash equivalents	2,554	7,179	$ 7,137
Group's share of cash and cash equivalents	$ 1,547	$ 4,036